Securities Act File No. 033-69724

Investment Company Act File No. 811-08056

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 58

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 59

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

COPIES TO:

Jennifer L. Gorham

Foreside Financial Group, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)

[ ]	On (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen and State of Indiana, on the 11th day of May, 2020.

PRAXIS MUTUAL FUNDS

/s/ Chad M. Horning
Chad M. Horning, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 58 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Chad M. Horning	President	May 11, 2020
Chad M. Horning (Principal Executive Officer)

/s/ Trent M. Statczar	Treasurer	May 11, 2020
Trent M. Statczar (Principal Financial Officer)

/s/ Kenneth D. Hochstetler	Trustee	May 11, 2020
Kenneth D. Hochstetler

* Laura A. Berry	Trustee	May 11, 2020

* Andy Dula	Trustee	May 11, 2020

* Jeffrey K. Landis	Trustee	May 11, 2020

*Aimee Minnich	Trustee	May 11, 2020

* Candace L. Smith	Chairperson and Trustee	May 11, 2020

/s/ Anthony Zacharski		May 11, 2020
Anthony Zacharski
*Attorney-in-fact

*	Pursuant to Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase